Stock-Based Compensation - Summary of Restricted Stock Unit Activity (Detail) - Restricted Stock Units - $ / shares	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Enova LTIP
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Units granted, Units	549,707
Outstanding at end of year, Units	549,707
Units granted, Weighted Average Fair Value at Date of Grant	$ 23.04
Outstanding at end of year, Weighted Average Fair Value at Date of Grant	$ 23.04
Cash America LTIP
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Units granted, Units			14,260
Outstanding at end of year, Units			14,260	13,215
Units granted, Weighted Average Fair Value at Date of Grant			$ 48.19
Outstanding at end of year, Weighted Average Fair Value at Date of Grant			$ 48.19	$ 39.66
Outstanding at beginning of year, Units	14,260		13,215	16,667
Shares issued, Units	(14,260)	[1]	(2,333)	(3,452)
Units forfeited, Units			(10,882)
Outstanding at beginning of year, Weighted Average Fair Value at Date of Grant	$ 48.19		$ 39.66	$ 38.97
Shares issued, Weighted Average Fair Value at Date of Grant	$ 48.19		39.66	$ 36.34
Units forfeited, Weighted Average Fair Value at Date of Grant			$ 39.66

[1]	Amount does not include 13,048 shares of common stock of the Company that were delivered by Cash America to the Company's Chief Executive Officer in connection with his RSUs that vested on November 13, 2014. In connection with the Spin-off, such RSU awards were payable by Cash America in both shares of Cash America common stock and Enova common stock.